Fair Value (Fair Value Option - Fair Value and Principal Balances) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Loans Held For Sale | Residential Mortgages
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	$ 819	$ 495
Aggregate Unpaid Principal Balance - Assets	798	478
Difference - Assets	21	17
Loans Held For Sale | Commercial Mortgage
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	246	396
Aggregate Unpaid Principal Balance - Assets	265	411
Difference - Assets	(19)	(15)
Loans Held For Sale | Performing loans | Residential Mortgages
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	813	489
Aggregate Unpaid Principal Balance - Assets	792	472
Difference - Assets	21	17
Loans Held For Sale | Performing loans | Commercial Mortgage
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	245	396
Aggregate Unpaid Principal Balance - Assets	263	411
Difference - Assets	(18)	(15)
Loans Held For Sale | Accruing loans 90 days or more past due | Residential Mortgages
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	2	2
Aggregate Unpaid Principal Balance - Assets	2	2
Loans Held For Sale | Nonaccrual loans | Residential Mortgages
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	4	4
Aggregate Unpaid Principal Balance - Assets	4	4
Difference - Assets
Loans Held For Sale | Nonaccrual loans | Commercial Mortgage
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	1
Aggregate Unpaid Principal Balance - Assets	2
Difference - Assets	(1)
Loans | Residential Mortgages
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	742	782
Aggregate Unpaid Principal Balance - Assets	865	919
Difference - Assets	(123)	(137)
Loans | Performing loans | Residential Mortgages
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	291	279
Aggregate Unpaid Principal Balance - Assets	304	298
Difference - Assets	(13)	(19)
Loans | Accruing loans 90 days or more past due | Residential Mortgages
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	285	321
Aggregate Unpaid Principal Balance - Assets	296	329
Difference - Assets	(11)	(8)
Loans | Nonaccrual loans | Residential Mortgages
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	166	182
Aggregate Unpaid Principal Balance - Assets	265	292
Difference - Assets	(99)	(110)
Other assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Assets	132	156
Aggregate Unpaid Principal Balance - Assets	125	176
Difference - Assets	7	(20)
Other borrowed funds
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value - Liabilities	63	64
Aggregate Unpaid Principal Balance - Liabilities	64	65
Difference - Liabilities	$ (1)	$ (1)